Note 5 - Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
(Dollar amounts in thousands)	2013	2012

Land and land improvements	$1,943	$1,885
Building and leasehold improvements	10,832	9,427
Furniture, fixtures, and equipment	4,036	3,665
	16,811	14,977
Less accumulated depreciation and amortization	6,983	6,307

Total	$9,828	$8,670